Borrowings - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 28,730	£ 26,625	£ 28,638
Property, plant and equipment pledged as security	81	392
Collateral received	558	878
Liability held at fair value through profit and loss	667
Change in fair value	13
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	276
Borrowings
Disclosure of fair value measurement of liabilities [line items]
Notional amount	28,417	26,363
At fair value
Disclosure of fair value measurement of liabilities [line items]
Borrowings	32,252	30,164
At fair value | Level 1
Disclosure of fair value measurement of liabilities [line items]
Borrowings	14,356	13,018
At fair value | Level 2
Disclosure of fair value measurement of liabilities [line items]
Borrowings	17,896	£ 17,146
Financial liabilities at fair value through profit and loss
Disclosure of fair value measurement of liabilities [line items]
Borrowings	£ 943